SCHEDULE OF INVESTMENT IN AN ASSOCIATE (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Sbi music circus co. [member]
IfrsStatementLineItems [Line Items]
Investments in associates	$ 138	¥ 22,490	$ 104	¥ 16,902	¥ 2,939